CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES

33.    Contingent liabilities

Significant accounting judgements and estimates

Contingencies can be either possible assets or possible liabilities arising from past events which, by their nature, will only be resolved when one or more future events not wholly within the control of the Group occur or fail to occur or for contingent liabilities where a present obligation arising from a past event exists but is not recognised because either it is not probable that an out-flow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be determined with sufficient reliability. The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events.

Dissenting shareholders

For disclosure of the dissenting shareholders contingent liability, refer to note 18.2.

Purported class action lawsuits

Two purported class action lawsuits have been filed against Sibanye Gold Limited (Sibanye-Stillwater), Neal Froneman and Charl Keyter (collectively the Defendants) in the US District Court for the Eastern District of New York, alleging violations of the US securities laws. The first lawsuit, Case No. 18-cv-03721, was filed on 27 June 2018 by Kevin Brandel, individually and on behalf of all other persons who purchased Sibanye-Stillwater securities between 7 April 2017 and 26 June 2018, inclusive (the Class Period). The second lawsuit, Case No. 18-cv-03902, was filed on 6 July 2018 by Lester Heuschen, Jr., also individually and on behalf of members of the Class Period (collectively, the Class Actions). The Class Actions allege that certain statements by Sibanye-Stillwater in its annual reports filed with the US Securities and Exchange Commission were false and/or misleading. Specifically, the Class Actions allege that Sibanye-Stillwater made false and/or misleading statements about its safety practices and record and thereby violated the US securities laws. The Class Actions seek an unspecific amount of damages.

The two lawsuits were consolidated into a single action, and lead plaintiff and lead counsel were appointed by the court, on 17 December 2018. Lead plaintiffs must file a consolidated amended complaint by 1 April 2019, and the Defendants must file an answer or otherwise request a pre-motion conference (which is procedurally required by the Court’s rules before a motion to dismiss may be filed (by16 May 2019). As the cases are still in the early stages, it is not possible to determine the likelihood of success on the merits or any potential liability from the Class Actions nor estimate the duration of the litigation. Sibanye-Stillwater intends to defend the cases vigorously.